Summary of Common Stock Warrant Activity (Details) - $ / shares		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares under option, ending	[1]	52,393
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares under option, beginning		396,107	87,758
Shares under option, beginning		$ 57.25	$ 346.25
Granted		834,022	359,491
Weighted average exercise price, Granted		$ 9.55	$ 57.75
Exercised		(81,726,000)	(3,780)
Weighted average exercise price, Exercised		$ 0.01	$ 206.00
Forfeited/ Expired		(134)	(47,362)
Weighted average exercise price, Forfeited/ Expired		$ 0.01	$ 237.50
Shares under option, ending		1,148,269	396,107
Shares under option, ending		$ 24.21	$ 57.25
Forfeited/ Expired		134	47,362

[1]	Prior period results have been adjusted to reflect the Reverse Stock Split of the Common Stock at a ratio of 1-for-25 that became effective October 13, 2023. See Note 2, “Accounting Policies,” for details.